Schedule I - Condensed Financial Information Of Registrant (Unconsolidated Statements Of Cash Flows) (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Net income	$ 14,610	$ 19,115	$ 57,027	$ 96,626	$ 119,182
Amortization of debt issuance costs and discounts	(1,046)	(949)	(3,880)	(3,914)	(3,915)
Accounts payable	(20,692)	(15,339)	46,993	32,038	21,417
Accrued taxes payable/receivable	8,429	8,034	(18,375)	(5,858)	638
Other - net	(3,395)	(4,039)	(4,268)	5,335	(2,026)
Distributions to shareholders	26,720	19,115	104,287	101,986	131,476
Equity contributions from shareholders			0	253,000	275,000
Other - net	(23,114)	0	313	35	131
Net change in cash, cash equivalents and restricted cash	406,638	(34,096)	(172,969)	194,636	(19,705)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents	435,222	167,457	28,584	201,553	6,917	$ 26,622
Interest Paid, Excluding Capitalized Interest, Operating Activities	$ 20,885	$ 14,562	129,113	115,277	118,052
Income Taxes Paid, Net			0	31,000	27,500
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net income			83,120	93,117	115,969
Equity in earnings of subsidiaries			(116,190)	(126,466)	(147,030)
Cash dividends received from subsidiary companies			140,200	127,200	155,700
Amortization of debt issuance costs and discounts			(1,474)	(1,403)	(1,379)
Deferred income taxes - net			9,276	(121)	(5)
Accounts payable			(23)	(194)	(85)
Accrued taxes payable/receivable			(20,022)	(2,406)	2,940
Other - net			6,798	7,744	4,265
Net cash provided by operating activities			104,633	100,277	133,133
Investment in subsidiaries			0	(253,000)	(275,000)
Net cash used in investing activities			0	(253,000)	(275,000)
Repayments of Loans to Subsidiary			0	0	6,110
Distributions to shareholders			104,287	101,986	(131,476)
Equity contributions from shareholders			0	253,000	275,000
Other - net			0	2	62
Net cash provided by financing activities			(104,287)	151,012	137,352
Net change in cash, cash equivalents and restricted cash			346	(1,711)	(4,515)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents			537	191	1,902	$ 6,417
Interest Paid, Excluding Capitalized Interest, Operating Activities			35,569	35,173	35,172
Income Taxes Paid, Net			$ 0	$ 31,000	$ 27,500